Segement Information (Tables)	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Partnership Reportable Segement
Summarized financial information concerning the Partnership’s reportable segments is shown in the following tables:

	Texas	Louisiana	Oklahoma	Crude and Condensate	Corporate	Totals
	(In millions)
Three Months Ended March 31, 2015 (1)
Sales to external customers	$70.7	$429.7	$9.0	$263.7	$—	$773.1
Sales to affiliates	140.6	11.9	34.9	4.2	(24.4)	167.2
Purchased gas, NGLs, condensate and crude oil	(66.5)	(376.4)	(3.4)	(235.5)	24.4	(657.4)
Operating expenses	(48.5)	(22.5)	(7.9)	(19.5)	—	(98.4)
Gain on derivative activity	—	—	—	—	0.2	0.2
Segment profit	$96.3	$42.7	$32.6	$12.9	$0.2	$184.7
Depreciation and amortization	$(36.5)	$(27.4)	$(13.5)	$(12.4)	$(1.5)	$(91.3)
Goodwill	$1,168.2	$786.8	$190.3	$137.8	$—	$2,283.1
Capital expenditures	$73.7	$17.8	$5.4	$59.2	$4.3	$160.4
Three Months Ended March 31, 2014 (1)
Sales to external customers	$48.3	$152.5	$11.5	$20.1	$—	$232.4
Sales to affiliates	335.9	0.5	162.9	—	(7.4)	491.9
Purchased gas, NGLs, condensate and crude oil	(257.7)	(140.5)	(133.8)	(14.3)	7.4	(538.9)
Operating expenses	(31.7)	(5.1)	(6.7)	(3.3)	—	(46.8)
Loss on derivative activity	—	—	—	—	(1.3)	(1.3)
Segment profit	$94.8	$7.4	$33.9	$2.5	$(1.3)	$137.3
Depreciation and amortization	$(27.2)	$(5.2)	$(14.2)	$(1.8)	$(0.1)	$(48.5)
Goodwill	$1,256.7	$885.1	$190.3	$106.0	$—	$2,438.1
Capital expenditures	$25.1	$22.1	$10.2	$5.4	$5.5	$68.3

Segment Table reconciliation to Condensed Consolidated Financial Statement
The table below presents information about segment assets as of March 31, 2015 and December 31, 2014:

	March 31, 2015 (1)	December 31, 2014 (1)
Segment Identifiable Assets:	(In millions)
Texas	$3,958.7	$3,302.9
Louisiana	3,175.7	3,316.5
Oklahoma	883.4	892.8
Crude and Condensate	1,170.3	871.8
Corporate	316.4	318.0
Total identifiable assets	$9,504.5	$8,702.0

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
The following table reconciles the segment profits reported above to the operating income as reported in the condensed consolidated statements of operations (in millions):

	Three Months Ended March 31,
	2015 (1)	2014 (1)
Segment profits	$184.7	$137.3
General and administrative expenses	(41.9)	(15.3)
Depreciation and amortization	(91.3)	(48.5)
Operating income	$51.5	$73.5

(1) Financial information has been recast to include the financial position and results attributable to the VEX Interests.